UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-5454

DREYFUS PREMIER NEW JERSEY MUNICIPAL BOND FUND, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices)	(Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31

Date of reporting period:	06/30/2008

FORM N-CSR

Item 1.	Reports to Stockholders.

Dreyfus Premier New Jersey Municipal Bond Fund, Inc.

SEMIANNUAL REPORT June 30, 2008

BNY MELLON
ASSET MANAGEMENT

Dreyfus

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	A Letter from the CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
23	Statement of Assets and Liabilities
24	Statement of Operations
25	Statement of Changes in Net Assets
27	Financial Highlights
31	Notes to Financial Statements
FOR MORE INFORMATION

Back Cover

Dreyfus Premier
New Jersey Municipal
Bond Fund, Inc.

The	Fund

A LETTER FROM THE CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Premier New Jersey Municipal Bond Fund, Inc., covering the six-month period from January 1, 2008, through June 30, 2008.

Fixed-income markets remained turbulent over the first half of 2008. Slumping housing markets, inflation concerns, rising unemployment and lingering credit concerns continued to dampen fixed income investor sentiment. Throughout the first half of the year, investors continuously exhibited a “flight to quality” pattern, and U.S. government securities fared relatively well, while higher-yielding market sectors — including corporate bonds, mortgage-backed securities and asset-backed securities — generally were hard-hit by credit concerns.

While the global economy clearly has slowed, the news is not all bad. We have seen signs of more orderly deleveraging among financial institutions, and it appears that most of the damage caused by last year’s sub-prime fiasco has been, to a great extent, exposed and ameliorated. The implications of our economic outlook for the U.S. bond market generally are positive, especially since selling pressure among over-leveraged investors and the Fed’s recent comments on inflation have created attractive values in various fixed-income asset classes. These factors support our view that some areas of the U.S. bond market may have been punished too severely in the downturn, creating potential long-term opportunities for patient investors.As always, your financial advisor can help you identify suitable investments and an asset allocation that may be right for you and your long-term investment goals.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s Portfolio Manager.

Thank you for your continued confidence and support.

DISCUSSION OF FUND PERFORMANCE

For the period of January 1, 2008, through June 30, 2008, as provided by W. Michael Petty, Senior Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended June 30, 2008, Dreyfus Premier New Jersey Municipal Bond Fund’s Class A shares produced a total return of 0.12%, Class B shares produced a total return of –0.21%, Class C shares produced a total return of –0.26% and Class Z shares produced a total return of 0.14% .1 In comparison, the Lehman Brothers Municipal Bond Index (the “Index”), the fund’s benchmark, achieved a total return of 0.02% for the same period.2 In addition, the average total return for all funds reported in the Lipper New Jersey Municipal Debt Funds category was –0.75% .3

A credit crisis and economic slowdown caused securities prices in many asset classes to fall sharply. However, a springtime rally enabled municipal bonds to recapture many of their previous losses.The fund produced higher returns than its benchmark and Lipper category average, primarily due to a conservative investment posture, including a relatively short average duration and higher-than-usual cash balances.

The Fund’s Investment Approach

The fund normally invests at least 80% of its assets in municipal bonds that provide income exempt from federal and New Jersey personal income taxes.To pursue its goal, the fund invests at least 80% of its assets in investment-grade municipal bonds or the unrated equivalent as determined by Dreyfus.The fund may invest up to 20% of its assets in municipal bonds rated below investment grade (“high yield” or “junk” bonds) or the unrated equivalent as determined by Dreyfus.The dollar-weighted average maturity of the fund’s portfolio normally exceeds 10 years.

We may buy and sell bonds based on credit quality, market outlook and yield potential. In selecting municipal bonds for investment, we may assess the current interest-rate environment and the municipal bond’s potential volatility in different rate environments.We focus on bonds with the potential to offer attractive current income, typically looking for bonds that we believe can provide consistently attractive

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

current yields or that are trading at competitive market prices. A portion of the fund’s assets may be allocated to “discount” bonds, which are bonds that sell at a price below their face value, or to “premium” bonds, which are bonds that sell at a price above their face value.The fund’s allocation to either discount bonds or to premium bonds will change along with our changing views of the current interest-rate and market environment.We also may look to select bonds that are most likely to obtain attractive prices when sold.

Municipal Bonds Produced Mixed Results

A credit crisis originating in the sub-prime mortgage market sent shockwaves throughout the financial markets in the months before the reporting period began, causing investors to reassess their attitudes toward risk. Market turmoil continued in the early months of 2008 when highly leveraged institutional investors were forced by sub-prime related losses to sell their more creditworthy holdings, including municipal bonds, to meet margin calls. In addition, the credit crisis produced massive losses among monoline insurers, and investors responded negatively to municipal bonds carrying third-party insurance,4 often without regard to the securities’ underlying credit quality.

The effects of these developments were exacerbated by declining housing prices, soaring energy costs and a softer job market, which weighed heavily on the U.S. and New Jersey economies. Aggressive reductions of short-term interest rates by the Federal Reserve Board (the “Fed”) and a stimulus packages from the federal government appear to have had a limited impact in preventing further economic deterioration.

Particularly heavy losses among municipal bonds in February were followed by a strong rebound in March, when the Fed reassured investors by participating in the rescue of a major investment bank. Although the market rallied throughout the spring, heightened volatility returned in late June, when a number of major global financial institutions revealed new sub-prime related losses, and the Index ended the reporting period with a flat total return.

Rigorous Credit Research Helped Support Fund Returns

Several strategies helped boost the fund’s relative performance in this challenging market environment. Through rigorous research by our credit analysts, we focused on securities with sound credit and liquidity profiles, protecting the fund from the brunt of weakness among lower-rated and less liquid bonds. We also maintained a shorter effective duration than industry averages, which helped cushion the effects of market volatility. In addition, we maintained relatively robust cash levels, which helped us take advantage of tactical trading opportunities among tax-exempt instruments that, due to temporary technical factors, sometimes became available at unusually attractive prices and yields.

Finding Opportunities in a Distressed Market

As of the end of the reporting period, heightened volatility has persisted and the New Jersey economy has shown signs of strain. On the other hand, municipal bonds ended the reporting period at attractive valuations compared to taxable U.S.Treasury securities.Therefore, while we intend to maintain a conservative approach, focusing primarily on bonds with strong credit and liquidity profiles, we have kept ample cash on hand for trading opportunities among fundamentally sound, higher-yielding tax-exempt instruments from New Jersey issuers.

July 15, 2008

[1]	Total return includes reinvestment of dividends and any capital gains paid and does not take into consideration the maximum initial sales charge in the case of Class A shares or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and Class C shares. Had these charges been reflected, returns would have been lower. Class Z is not subject to any initial or deferred sales charge. Each share class is subject to a different sales charge and distribution expense structure and will achieve different returns. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes for non-New Jersey residents, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are fully taxable. Return figures provided for Class A, B and C shares reflect the absorption of certain fund expenses pursuant to an agreement by The Dreyfus Corporation which may be terminated upon 90 days’ notice to shareholders. Had these expenses not been absorbed, the fund’s returns would have been lower.
[2]	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Lehman Brothers Municipal Bond Index is a widely accepted, unmanaged total return performance benchmark for the long-term, investment-grade, tax-exempt bond market.
Index returns do not reflect fees and expenses associated with operating a mutual fund.
[3]	Source: Lipper Inc.
[4]	Third-party insurance on individual securities does not extend to the market value of the portfolio securities or the value of the fund’s shares.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Premier New Jersey Municipal Bond Fund, Inc. from January 1, 2008 to June 30, 2008. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended June 30, 2008
	Class A	Class B	Class C	Class Z

Expenses paid per $1,000 †	$ 4.53	$ 7.00	$ 8.24	$ 4.33
Ending value (after expenses)	$1,001.20	$997.90	$997.40	$1,001.40

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended June 30, 2008
	Class A	Class B	Class C	Class Z

Expenses paid per $1,000 †	$ 4.57	$ 7.07	$ 8.32	$ 4.37
Ending value (after expenses)	$1,020.34	$1,017.85	$1,016.61	$1,020.54

† Expenses are equal to the fund’s annualized expense ratio of .91% for Class A, 1.41% for Class B, 1.66% for Class C and .87% for Class Z, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
June 30, 2008 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments—98.7%	Rate (%)	Date	Amount ($)	Value ($)

New Jersey—94.3%
Atlantic County Utilities
Authority, Solid Waste System
Revenue	7.13	3/1/16	13,250,000	13,492,475
Bayonne Redevelopment Agency,
Revenue (Royal Caribbean
Project)	5.38	11/1/35	4,120,000	3,591,981
Bergen County Utilities Authority,
Water Pollution Control
Revenue (Insured; FGIC)	5.38	12/15/13	1,155,000	1,217,278
Bordentown Sewer Authority,
Revenue (Insured; FGIC)	5.38	12/1/20	3,880,000	4,031,242
Burlington County Bridge
Commission, EDR (The
Evergreens Project)	5.63	1/1/38	2,500,000	2,260,300
Camden
(Insured; FSA)	0.00	2/15/12	4,385,000 [a]	3,844,768
Camden County Improvement
Authority, Health Care
Redevelopment Project Revenue
(The Cooper Health System
Obligated Group Issue)	5.25	2/15/20	4,545,000	4,440,420
Camden County Improvement
Authority, Health Care
Redevelopment Project Revenue
(The Cooper Health System
Obligated Group Issue)	5.25	2/15/20	2,000,000	1,953,980
Carteret Board of Education,
COP (Insured; MBIA, Inc.)	6.00	1/15/10	440,000 [b]	467,232
Delaware River and Bay Authority,
Revenue (Insured; MBIA, Inc.)	5.00	1/1/27	3,220,000	3,232,880
Delaware River Joint Toll Bridge
Commission, Bridge System
Revenue (Insured; MBIA, Inc.)	5.00	7/1/35	4,000,000	4,043,360
East Orange
(Insured; FSA)	0.00	8/1/10	4,240,000 [a]	3,984,370
East Orange
(Insured; FSA)	0.00	8/1/11	2,500,000 [a]	2,253,650
East Orange Board of Education,
COP, LR (Insured; FSA)	0.00	2/1/21	685,000 [a]	371,544
East Orange Board of Education,
COP, LR (Insured; FSA)	0.00	2/1/26	745,000 [a]	304,131

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New Jersey (continued)
East Orange Board of Education,
COP, LR (Insured; FSA)	0.00	2/1/28	2,345,000 [a]	854,706
Essex County Improvement
Authority, LR (County
Correctional Facility Project)
(Insured; FGIC)	6.00	10/1/10	10,000,000 [b]	10,685,500
Freehold Regional High School
District, School District
Bonds (Guaranteed; School Bond
Reserve Act and Insured; FGIC)	5.50	3/1/09	1,450,000	1,486,192
Freehold Regional High School
District, School District
Bonds (Guaranteed; School Bond
Reserve Act and Insured; FGIC)	5.50	3/1/10	2,460,000	2,574,513
Gloucester County Improvement
Authority, County Guaranteed
Loan Revenue (County
Capital Program)	5.00	4/1/38	8,000,000	8,154,080
Gloucester Township Municipal
Utilities Authority, Sewer
Revenue (Insured; AMBAC)	5.65	3/1/18	2,530,000	2,764,202
Hudson County Improvement
Authority, Harrison Stadium
Land Acquisition Special
Obligation Revenue (Harrison
Redevelopment Project)
(Insured; MBIA, Inc.)	0.00	12/15/34	3,000,000 [a]	718,380
Jersey City
(Insured; FSA)	0.00	5/15/10	4,745,000 [a]	4,489,055
Jersey City,
GO (Fiscal Year Adjustment
Refunding Bonds) (Insured; AMBAC)	6.00	10/1/08	1,575,000	1,591,931
Jersey City,
GO (Fiscal Year Adjustment
Refunding Bonds) (Insured; AMBAC)	6.00	10/1/08	915,000	924,681
Jersey City,
Public Improvement Revenue
(Insured; MBIA, Inc.)	5.25	9/1/09	1,605,000 [b]	1,679,632
Mercer County Improvement
Authority, County Secured Open
Space Revenue (Insured; MBIA, Inc.)	5.00	8/1/40	3,290,000	3,313,458

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New Jersey (continued)
Middlesex County Improvement
Authority, Utility System
Revenue (Perth Amboy Project)
(Insured; AMBAC)	0.00	9/1/20	3,745,000 [a]	2,053,271
Middlesex County Improvement
Authority, Utility System
Revenue (Perth Amboy Project)
(Insured; AMBAC)	0.00	9/1/22	4,740,000 [a]	2,312,456
Middlesex County Utilities
Authority, Sewer Revenue
(Insured; MBIA, Inc.)	6.25	8/15/10	800,000	829,184
New Jersey	6.00	5/1/10	3,695,000 [b]	3,917,254
New Jersey
(Insured; MBIA, Inc.)	6.00	7/15/10	7,400,000	7,861,020
New Jersey Economic Development
Authority, Cigarette Tax Revenue	5.50	6/15/24	2,300,000	2,228,746
New Jersey Economic Development
Authority, Cigarette Tax Revenue	5.75	6/15/29	12,500,000	12,275,750
New Jersey Economic Development
Authority, Department of Human
Services Composite Revenue
(Division of Developmental
Disabilities)	6.25	7/1/24	1,275,000	1,344,602
New Jersey Economic Development
Authority, Department of
Human Services Composite
Revenue (Division of
Mental Health Services)	6.10	7/1/17	2,925,000	3,080,171
New Jersey Economic Development
Authority, District Heating
and Cooling Revenue
(Trigen-Trenton District
Energy Company L.P. Project)	6.20	12/1/10	3,600,000	3,605,508
New Jersey Economic Development
Authority, EDR (American
Airlines, Inc. Project)	7.10	11/1/31	1,085,000	527,885
New Jersey Economic Development
Authority, EDR (Masonic
Charity Foundation of New
Jersey Project)	5.00	6/1/18	1,680,000	1,689,694

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New Jersey (continued)
New Jersey Economic Development
Authority, EDR (Masonic
Charity Foundation of New
Jersey Project)	5.88	6/1/18	2,750,000	2,865,830
New Jersey Economic Development
Authority, EDR (Masonic
Charity Foundation of New
Jersey Project)	5.50	6/1/21	1,920,000	1,958,803
New Jersey Economic Development
Authority, EDR (Masonic
Charity Foundation of New
Jersey Project)	6.00	6/1/25	1,000,000	1,043,530
New Jersey Economic Development
Authority, EDR (Masonic
Charity Foundation of New
Jersey Project)	5.25	6/1/32	350,000	343,441
New Jersey Economic Development
Authority, EDR (United
Methodist Homes of New Jersey
Obligated Group Issue)	5.50	7/1/19	3,000,000	2,810,430
New Jersey Economic Development
Authority, First Mortgage Revenue
(Fellowship Village Project)	5.50	1/1/18	2,950,000	2,950,826
New Jersey Economic Development
Authority, First Mortgage Revenue
(Fellowship Village Project)	5.50	1/1/25	3,000,000	2,911,410
New Jersey Economic Development
Authority, Motor Vehicle
Surcharge Revenue
(Insured; MBIA, Inc.)	0.00	7/1/18	5,000,000 [a]	3,118,700
New Jersey Economic Development
Authority, Motor Vehicle Surcharge
Revenue (Insured; MBIA, Inc.)	0.00	7/1/20	3,350,000 [a]	1,845,381
New Jersey Economic Development
Authority, Motor Vehicle Surcharge
Revenue (Insured; MBIA, Inc.)	0.00	7/1/21	2,620,000 [a]	1,361,169
New Jersey Economic Development
Authority, Retirement
Community Revenue (Seabrook
Village, Inc. Facility)	5.00	11/15/15	1,605,000	1,549,708

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New Jersey (continued)
New Jersey Economic Development
Authority, Retirement
Community Revenue
(Seabrook Village, Inc. Facility)	5.25	11/15/26	1,700,000	1,488,724
New Jersey Economic Development
Authority, Revenue (Department
of Human Services Pooled
Financing Program)	5.75	7/1/14	1,080,000	1,153,386
New Jersey Economic Development
Authority, Revenue (Hillcrest
Health Service System Project)
(Insured; AMBAC)	0.00	1/1/12	1,000,000 [a]	874,660
New Jersey Economic Development
Authority, Revenue (Hillcrest
Health Service System Project)
(Insured; AMBAC)	0.00	1/1/13	1,000,000 [a]	834,450
New Jersey Economic Development
Authority, Revenue (Hillcrest
Health Service System Project)
(Insured; AMBAC)	0.00	1/1/15	3,250,000 [a]	2,455,115
New Jersey Economic Development
Authority, Revenue (Hillcrest
Health Service System Project)
(Insured; AMBAC)	0.00	1/1/17	5,000,000 [a]	3,379,600
New Jersey Economic Development
Authority, Revenue (Hillcrest
Health Service System Project)
(Insured; AMBAC)	0.00	1/1/18	2,500,000 [a]	1,594,350
New Jersey Economic Development
Authority, Revenue (Hillcrest
Health Service System Project)
(Insured; AMBAC)	0.00	1/1/20	6,500,000 [a]	3,662,425
New Jersey Economic Development
Authority, Revenue (Hillcrest
Health Service System Project)
(Insured; AMBAC)	0.00	1/1/22	6,000,000 [a]	3,007,860
New Jersey Economic Development
Authority, Revenue
(Transportation Project)
(Insured; FSA)	5.25	5/1/11	2,210,000	2,334,268

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New Jersey (continued)
New Jersey Economic Development
Authority, School Facilities
Construction Revenue	5.00	9/1/37	1,000,000	1,014,630
New Jersey Economic Development
Authority, School Facilities
Construction Revenue
(Insured; AMBAC)	5.25	6/15/18	10,000,000 [c,d]	10,635,200
New Jersey Economic Development
Authority, School Facilities
Construction Revenue
(Insured; AMBAC)	5.50	9/1/24	4,300,000	4,701,663
New Jersey Economic Development
Authority, School Facilities
Construction Revenue
(Insured; AMBAC)	5.00	9/1/37	9,000,000	9,105,030
New Jersey Economic Development
Authority, School Facilities
Construction Revenue
(Insured; FGIC)	5.50	9/1/27	10,000,000	10,870,200
New Jersey Economic Development
Authority, Special Facility Revenue
(Continental Airlines, Inc. Project)	6.25	9/15/19	5,000,000	4,085,200
New Jersey Economic Development
Authority, State LR (State
Office Buildings Project)
(Insured; AMBAC)	6.00	6/15/10	2,425,000 [b]	2,579,206
New Jersey Economic Development
Authority, State LR (State
Office Buildings Project)
(Insured; AMBAC)	6.13	6/15/10	7,535,000 [b]	8,032,009
New Jersey Economic Development
Authority, Waste Paper
Recycling Revenue (Marcal
Paper Mills Inc. Project)	6.25	2/1/09	1,485,000	1,475,169
New Jersey Educational Facilities
Authority, Revenue (Fairleigh
Dickenson University Issue)	6.00	7/1/20	4,535,000	4,683,476
New Jersey Educational Facilities
Authority, Revenue (Georgian
Court University Project)	5.00	7/1/27	1,000,000	967,830

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New Jersey (continued)
New Jersey Educational Facilities
Authority, Revenue (Georgian
Court University Project)	5.25	7/1/27	500,000	498,215
New Jersey Educational Facilities
Authority, Revenue (Georgian
Court University Project)	5.00	7/1/33	1,880,000	1,779,946
New Jersey Educational Facilities
Authority, Revenue (Georgian
Court University Project)	5.25	7/1/37	750,000	722,977
New Jersey Educational Facilities
Authority, Revenue (New Jersey
City University Issue)
(Insured; Assured Guaranty)	5.00	7/1/35	12,165,000	12,414,626
New Jersey Educational Facilities
Authority, Revenue (Princeton
University)	5.25	7/1/10	2,885,000 [b]	3,030,664
New Jersey Educational Facilities
Authority, Revenue (Princeton
University)	5.00	7/1/15	120,000 [b]	130,279
New Jersey Educational Facilities
Authority, Revenue (Public
Library Project Grant Program
Issue) (Insured; AMBAC)	5.50	9/1/17	1,500,000	1,590,675
New Jersey Educational Facilities
Authority, Revenue (Public
Library Project Grant Program
Issue) (Insured; AMBAC)	5.00	9/1/22	5,500,000	5,596,855
New Jersey Educational Facilities
Authority, Revenue (Rowan
University Issue) (Insured; FGIC)	5.75	7/1/10	15,405,000 [b]	16,254,894
New Jersey Educational Facilities
Authority, Revenue (Stevens
Institute of Technology Issue)	5.38	7/1/14	2,500,000 [b]	2,735,525
New Jersey Educational Facilities
Authority, Revenue (Stevens
Institute of Technology Issue)	5.00	7/1/27	5,000,000	4,830,400
New Jersey Educational Facilities
Authority, Revenue (Stevens
Institute of Technology Issue)	5.00	7/1/34	4,250,000	3,822,577

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New Jersey (continued)
New Jersey Educational Facilities
Authority, Revenue (The
Richard Stockton College of
New Jersey Issue) (Insured;
MBIA, Inc.)	5.00	7/1/34	4,005,000	4,035,318
New Jersey Educational Facilities
Authority, Revenue (The
Richard Stockton College of
New Jersey Issue) (Insured;
MBIA, Inc.)	5.00	7/1/37	6,945,000	6,980,003
New Jersey Educational Facilities
Authority, Revenue (The
William Paterson University of
New Jersey Issue) (Insured;
Assured Guaranty)	5.00	7/1/38	3,745,000	3,806,905
New Jersey Environmental
Infrastructure Trust	5.25	9/1/10	4,070,000 [b]	4,327,102
New Jersey Health Care Facilities
Financing Authority, Revenue
(Atlantic City Medical Center Issue)	6.00	7/1/12	6,145,000	6,549,341
New Jersey Health Care Facilities
Financing Authority, Revenue
(Atlantic City Medical Center Issue)	6.25	7/1/12	2,270,000 [b]	2,509,757
New Jersey Health Care Facilities
Financing Authority, Revenue
(Atlantic City Medical Center Issue)	6.25	7/1/17	2,730,000	2,933,194
New Jersey Health Care Facilities
Financing Authority, Revenue
(Capital Health System
Obligated Group Issue)	5.75	7/1/23	3,000,000	3,038,940
New Jersey Health Care Facilities
Financing Authority, Revenue
(General Hospital Center at
Passaic, Inc. Obligated Group
Issue) (Insured; FSA)	6.75	7/1/19	550,000	654,885
New Jersey Health Care Facilities
Financing Authority, Revenue
(Hackensack University Medical
Center Issue) (Insured;
Assured Guaranty)	5.25	1/1/31	3,750,000	3,874,650

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New Jersey (continued)
New Jersey Health Care Facilities
Financing Authority, Revenue
(Hackensack University Medical
Center Issue) (Insured;
Assured Guaranty)	5.25	1/1/36	3,000,000	3,083,610
New Jersey Health Care Facilities
Financing Authority, Revenue
(Meridian Health System
Obligated Group Issue)
(Insured; Assured Guaranty)	5.00	7/1/38	5,000,000	5,011,700
New Jersey Health Care Facilities
Financing Authority, Revenue
(Robert Wood Johnson
University Hospital Issue)	5.38	7/1/13	2,000,000	2,072,520
New Jersey Health Care Facilities
Financing Authority, Revenue
(Saint Barnabas Health Care
System Issue) (Insured; MBIA, Inc.)	0.00	7/1/23	2,280,000 [a]	1,115,855
New Jersey Health Care Facilities
Financing Authority, Revenue
(Saint Barnabas Health Care
System Issue) (Insured; MBIA, Inc.)	0.00	7/1/23	3,220,000 [a]	1,481,941
New Jersey Health Care Facilities
Financing Authority, Revenue
(South Jersey Hospital Issue)	6.00	7/1/12	3,000,000	3,127,470
New Jersey Health Care Facilities
Financing Authority, Revenue
(Trinitas Hospital Obligated Group)	7.38	7/1/10	4,000,000 [b]	4,356,160
New Jersey Higher Education
Assistance Authority, Student
Loan Revenue (Insured; MBIA, Inc.)	6.13	6/1/17	280,000	284,570
New Jersey Highway Authority,
Revenue (Garden State Parkway)	6.00	1/1/19	6,645,000	7,650,521
New Jersey Housing and Mortgage
Finance Agency, Home Buyer
Revenue (Insured; MBIA, Inc.)	5.75	4/1/18	1,165,000	1,175,031
New Jersey Housing and Mortgage
Finance Agency, Home Buyer
Revenue (Insured; MBIA, Inc.)	5.30	4/1/26	335,000	337,171

The Fund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New Jersey (continued)
New Jersey Housing and Mortgage
Finance Agency, MFHR (Insured:
AMBAC and FHA)	5.65	5/1/40	4,480,000	4,490,797
New Jersey Housing and Mortgage
Finance Agency, MFHR
(Insured; FSA)	5.70	5/1/20	2,320,000	2,368,998
New Jersey Housing and Mortgage
Finance Agency, MFHR
(Insured; FSA)	5.75	5/1/25	815,000	828,863
New Jersey Housing and Mortgage
Finance Agency, SFHR	5.25	10/1/37	2,375,000	2,376,282
New Jersey Transit Corporation,
Federal Transit Administration
Grants, COP (Master Lease
Agreement) (Insured; AMBAC)	5.75	9/15/10	5,000,000 [b]	5,321,450
New Jersey Transportation Trust
Fund Authority (Transportation
System)	5.50	6/15/09	2,725,000	2,821,765
New Jersey Transportation Trust
Fund Authority (Transportation
System)	5.00	6/15/20	4,000,000	4,187,600
New Jersey Transportation Trust
Fund Authority (Transportation
System)	5.50	12/15/23	7,000,000	7,626,430
New Jersey Transportation Trust
Fund Authority (Transportation
System) (Insured; AMBAC)	5.00	12/15/32	10,000,000	10,105,700
New Jersey Transportation Trust
Fund Authority (Transportation
System) (Insured; AMBAC)	5.00	12/15/34	6,650,000	6,705,195
New Jersey Transportation Trust
Fund Authority (Transportation
System) (Insured; AMBAC)	0.00	12/15/35	20,000,000 [a]	4,623,000
New Jersey Transportation Trust
Fund Authority (Transportation
System) (Insured; MBIA, Inc.)	6.00	12/15/11	9,000,000 [b,c,d]	9,850,815
New Jersey Transportation Trust
Fund Authority (Transportation
System) (Insured; MBIA, Inc.)	6.00	12/15/11	8,000,000 [b,c,d]	8,756,280

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New Jersey (continued)
New Jersey Transportation Trust
Fund Authority (Transportation
System) (Insured; MBIA, Inc.)	6.00	12/15/11	5,000,000 [b]	5,472,650
New Jersey Transportation Trust
Fund Authority (Transportation
System) (Insured; MBIA, Inc.)	7.00	6/15/12	2,255,000	2,560,665
New Jersey Transportation Trust
Fund Authority (Transportation
System) (Insured; MBIA, Inc.)	7.00	6/15/12	3,745,000	4,211,365
New Jersey Turnpike Authority,
Turnpike Revenue	6.50	1/1/16	60,000	67,610
New Jersey Turnpike Authority,
Turnpike Revenue	6.50	1/1/16	160,000	180,674
New Jersey Turnpike Authority,
Turnpike Revenue
(Insured; AMBAC)	5.00	1/1/35	7,800,000	7,816,770
New Jersey Turnpike Authority,
Turnpike Revenue (Insured; FSA)	6.50	1/1/16	1,000,000	1,161,370
New Jersey Turnpike Authority,
Turnpike Revenue (Insured; FSA)	5.00	1/1/20	5,000,000	5,169,200
New Jersey Turnpike Authority,
Turnpike Revenue (Insured; FSA)	5.25	1/1/26	3,900,000	4,276,584
New Jersey Turnpike Authority,
Turnpike Revenue
(Insured; MBIA, Inc.)	5.75	1/1/10	685,000	717,585
New Jersey Turnpike Authority,
Turnpike Revenue
(Insured; MBIA, Inc.)	5.75	1/1/10	2,315,000	2,409,244
New Jersey Turnpike Authority,
Turnpike Revenue
(Insured; MBIA, Inc.)	6.50	1/1/16	17,935,000	20,252,381
New Jersey Turnpike Authority,
Turnpike Revenue
(Insured; MBIA, Inc.)	6.50	1/1/16	3,520,000	4,080,595
North Jersey District Water Supply
Commission, Sewer Revenue
(Wanaque South Project)
(Insured; MBIA, Inc.)	6.00	7/1/19	2,000,000	2,259,580

The Fund 17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New Jersey (continued)
Port Authority of New York and New
Jersey (Consolidated Bonds,
93rd Series)	6.13	6/1/94	3,000,000	3,377,940
Port Authority of New York and New
Jersey, Special Obligation Revenue
(JFK International Air Terminal LLC
Project) (Insured; MBIA, Inc.)	6.25	12/1/15	5,000,000	5,397,350
Rahway Valley Sewerage Authority,
Sewer Revenue (Insured; MBIA, Inc.)	0.00	9/1/30	7,550,000 [a]	2,335,064
Salem County Improvement
Authority, City-Guaranteed
Revenue (Finlaw State Office
Building Project) (Insured; FSA)	5.25	8/15/38	3,640,000	3,784,217
South Brunswick Township Board of
Education, School Bonds
(Guaranteed; School Bond
Reserve Act and Insured; FGIC)	5.63	12/1/09	1,820,000 [b]	1,906,741
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	5.38	6/1/12	2,500,000 [b]	2,685,375
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	6.75	6/1/13	1,790,000 [b]	2,051,018
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	7.00	6/1/13	10,630,000 [b]	12,293,914
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	4.63	6/1/26	3,000,000	2,495,490
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	5.75	6/1/32	6,180,000	6,579,846
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	4.75	6/1/34	9,000,000	6,792,300

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New Jersey (continued)
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/41	5,170,000	3,914,724
Union County Improvement
Authority, Revenue
(Correctional Facility Project)	5.00	6/15/22	3,155,000	3,264,352
Union County Utilities Authority,
Solid Waste Revenue (Ogden
Martin Systems of Union, Inc.)
(Insured; AMBAC)	5.38	6/1/20	4,990,000	4,969,790
University of Medicine and
Dentistry of New Jersey
(Insured; AMBAC)	5.50	12/1/27	15,425,000	15,647,429
West Orange Board of Education,
COP (Insured; MBIA, Inc.)	6.00	10/1/09	500,000 [b]	528,230
U.S. Related—4.4%
Guam Waterworks Authority,
Water and Wastewater System
Revenue	6.00	7/1/25	1,000,000	1,002,770
Puerto Rico Commonwealth,
Public Improvement	5.25	7/1/25	5,000,000	4,933,650
Puerto Rico Commonwealth,
Public Improvement (Insured;
MBIA, Inc.)	5.65	7/1/15	2,000,000	2,191,380
Puerto Rico Electric Power
Authority, Power Revenue	5.50	7/1/38	11,000,000	11,229,020
Virgin Islands Public Finance
Authority, Revenue (Senior
Lien Fund) (Insured; ACA)	5.50	10/1/08	1,500,000	1,507,725
Virgin Islands Public Finance
Authority, Revenue, Virgin
Islands Gross Receipts Taxes
Loan Note	6.50	10/1/10	3,000,000 [b]	3,275,280
Virgin Islands Public Finance
Authority, Revenue, Virgin
Islands Gross Receipts Taxes
Loan Note	6.38	10/1/19	2,000,000	2,109,300
Total Long-Term Municipal Investments
(cost $578,502,162)				588,931,791

The Fund 19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term Municipal	Coupon	Maturity	Principal
Investment—2.5%	Rate (%)	Date	Amount ($)	Value ($)

New Jersey;
University of Medicine and
Dentistry of New Jersey,
Revenue (Insured; AMBAC
and Liquidity Facility;
Bank of America)
(cost $14,900,000)	7.00	7/7/08	14,900,000 [e]	14,900,000

Total Investments (cost $593,402,162)			101.2%	603,831,791
Liabilities, Less Cash and Receivables			(1.2%)	(7,100,155)
Net Assets			100.0%	596,731,636

[a] Security issued with a zero coupon. Income is recognized through the accretion of discount.
[b] These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
[c] Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At June 30, 2008, these securities amounted to $29,242,295 or 4.9% of net assets.
[d] Collateral for floating rate borrowings.
[e] Securities payable on demand.Variable interest rate—subject to periodic change.

Summary of Abbreviations

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond
	Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BIGI	Bond Investors Guaranty Insurance
BPA	Bond Purchase Agreement	CGIC	Capital Guaranty Insurance Company
CIC	Continental Insurance Company	CIFG	CDC Ixis Financial Guaranty
CMAC	Capital Market Assurance Corporation	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance
Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage	FNMA	Federal National
	Corporation		Mortgage Association
FSA	Financial Security Assurance	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National
Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LOC	Letter of Credit
LOR	Limited Obligation Revenue	LR	Lease Revenue
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

The Fund 21

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody’s	or	Standard & Poor’s	Value (%)†

AAA		Aaa		AAA	52.1
AA		Aa		AA	12.7
A		A		A	15.0
BBB		Baa		BBB	14.5
BB		Ba		BB	1.3
B		B		B	.7
CCC		Caa		CCC	.1
F1		MIG1/P1		SP1/A1	2.5
Not Rated [f]		Not Rated [f]		Not Rated [f]	1.1
					100.0

†	Based on total investments.
[f]	Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.
See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2008 (Unaudited)

			Cost	Value

Assets ($):
Investments in securities—See Statement of Investments			593,402,162	603,831,791
Interest receivable				7,830,494
Receivable for shares of Common Stock subscribed				10,250
Prepaid expenses				26,050
				611,698,585

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)				411,882
Cash overdraft due to Custodian				612,218
Payable for floating rate notes issued—Note 4				13,500,000
Payable for shares of Common Stock redeemed				360,805
Interest and expense payable related to floating rate notes issued—Note 4				8,782
Interest payable—Note 2				116
Accrued expenses				73,146
				14,966,949

Net Assets ($)				596,731,636

Composition of Net Assets ($):
Paid-in capital				589,809,704
Accumulated undistributed investment income—net				61,509
Accumulated net realized gain (loss) on investments				(3,569,206)
Accumulated net unrealized appreciation
(depreciation) on investments				10,429,629

Net Assets ($)				596,731,636

Net Asset Value Per Share
	Class A	Class B	Class C	Class Z

Net Assets ($)	435,199,122	1,582,173	4,046,413	155,903,928
Shares Outstanding	34,741,372	126,444	323,300	12,443,595

Net Asset Value
Per Share ($)	12.53	12.51	12.52	12.53

See notes to financial statements.

The Fund 23

STATEMENT OF OPERATIONS
Six Months Ended June 30, 2008 (Unaudited)

Investment Income ($):
Interest Income	15,845,672
Expenses:
Management fee—Note 3(a)	1,801,791
Shareholder servicing costs—Note 3(c)	773,236
Interest and expense related to
floating rate notes issued—Note 4	183,813
Professional fees	37,998
Directors’ fees and expenses—Note 3(d)	37,837
Custodian fees—Note 3(c)	27,162
Registration fees	25,468
Distribution fees—Note 3(b)	18,413
Prospectus and shareholders’ reports	12,347
Interest expense—Note 2	284
Loan commitment fees—Note 2	3
Miscellaneous	27,064
Total Expenses	2,945,416
Less—reduction in management fee
due to undertaking—Note 3(a)	(214,923)
Less—reduction in fees due to
earnings credits—Note 1(b)	(9,845)
Net Expenses	2,720,648
Investment Income—Net	13,125,024

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(1,926,702)
Net unrealized appreciation (depreciation) on investments	(10,732,551)
Net Realized and Unrealized Gain (Loss) on Investments	(12,659,253)
Net Increase in Net Assets Resulting from Operations	465,771

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2008	Year Ended
	(Unaudited)	December 31, 2007

Operations ($):
Investment income—net	13,125,024	23,283,685
Net realized gain (loss) on investments	(1,926,702)	(873,818)
Net unrealized appreciation
(depreciation) on investments	(10,732,551)	(9,766,018)
Net Increase (Decrease) in Net Assets
Resulting from Operations	465,771	12,643,849

Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(9,488,930)	(19,007,920)
Class B Shares	(30,430)	(65,465)
Class C Shares	(69,080)	(115,395)
Class Z Shares	(3,475,075)	(4,014,094)
Total Dividends	(13,063,515)	(23,202,874)

Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A Shares	20,329,375	36,962,818
Class B Shares	49,259	39,619
Class C Shares	524,694	1,377,288
Class Z Shares	4,709,285	4,521,012
Net assets received in connection
with reorganzation—Note 1	—	169,816,616
Dividends reinvested:
Class A Shares	7,046,841	14,057,805
Class B Shares	20,137	40,265
Class C Shares	31,666	52,432
Class Z Shares	2,820,603	3,230,206
Cost of shares redeemed:
Class A Shares	(22,739,014)	(67,107,359)
Class B Shares	(73,004)	(550,603)
Class C Shares	(177,223)	(375,122)
Class Z Shares	(12,203,842)	(13,106,963)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	338,777	148,958,014
Total Increase (Decrease) in Net Assets	(12,258,967)	138,398,989

Net Assets ($):
Beginning of Period	608,990,603	470,591,614
End of Period	596,731,636	608,990,603
Undistributed investment income—net	61,509	—

The Fund 25

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	June 30, 2008	Year Ended
	(Unaudited)	December 31, 2007

Capital Share Transactions:
Class A [a]
Shares sold	1,592,822	2,863,096
Shares issued for dividends reinvested	558,175	1,089,041
Shares redeemed	(1,784,762)	(5,194,623)
Net Increase (Decrease) in Shares Outstanding	366,235	(1,242,486)

Class B [a]
Shares sold	3,866	3,089
Shares issued for dividends reinvested	1,597	3,121
Shares redeemed	(5,836)	(42,428)
Net Increase (Decrease) in Shares Outstanding	(373)	(36,218)

Class C
Shares sold	41,336	106,438
Shares issued for dividends reinvested	2,511	4,066
Shares redeemed	(13,840)	(29,060)
Net Increase (Decrease) in Shares Outstanding	30,007	81,444

Class Z
Shares sold	370,499	353,100
Shares received in connection
with reorganzation—Note 1	—	13,226,443
Shares issued for dividends reinvested	223,391	251,982
Shares redeemed	(957,798)	(1,024,022)
Net Increase (Decrease) in Shares Outstanding	(363,908)	12,807,503

[a]	During the period ended June 30, 2008, 3,839 Class B shares representing $48,107, were automatically converted to 3,835 Class A shares and during the period ended December 31, 2007, 5,026 Class B shares representing
$65,321 were automatically converted to 5,021 Class A shares.
See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
June 30, 2008			Year Ended December 31,

Class A Shares	(Unaudited)	2007	2006	2005	2004	2003 [a]

Per Share Data ($):
Net asset value,
beginning of period	12.79	13.07	13.12	13.26	13.32	13.25
Investment Operations:
Investment income—net [b]	.28	.54	.56	.56	.55	.57
Net realized and unrealized
gain (loss) on investments	(.27)	(.28)	(.05)	(.14)	(.04)	.06
Total from Investment Operations	.01	.26	.51	.42	.51	.63
Distributions:
Dividends from
investment income—net	(.27)	(.54)	(.56)	(.56)	(.55)	(.56)
Dividends from net realized
gain on investments	—	—	—	—	(.02)	—
Total Distributions	(.27)	(.54)	(.56)	(.56)	(.57)	(.56)
Net asset value, end of period	12.53	12.79	13.07	13.12	13.26	13.32

Total Return (%) [c]	.12[d]	2.05	4.00	3.22	3.91	4.90

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.01[e]	1.10	1.18	1.12	1.04	1.03
Ratio of net expenses
to average net assets	.91[e]	1.00	1.06	1.01	.94	.94
Ratio of net investment income
to average net assets	4.37[e]	4.21	4.32	4.25	4.16	4.29
Portfolio Turnover Rate	30.22[d]	36.63	17.13	11.22	16.98	24.45

Net Assets, end of period
($ x 1,000)	435,199	439,752	465,695	475,203	500,585	536,073

[a]	The fund commenced offering three classes of shares on January 7, 2003.The existing shares were redesignated as
Class A shares.
[b]	Based on average shares outstanding at each month end.
[c]	Exclusive of sales charge.
[d]	Not annualized.
[e]	Annualized.
See notes to financial statements.

The Fund 27

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
June 30, 2008			Year Ended December 31,

Class B Shares	(Unaudited)	2007	2006	2005	2004	2003 [a]

Per Share Data ($):
Net asset value,
beginning of period	12.78	13.06	13.10	13.25	13.30	13.13
Investment Operations:
Investment income—net [b]	.24	.47	.50	.50	.48	.48
Net realized and unrealized
gain (loss) on investments	(.27)	(.27)	(.04)	(.16)	(.03)	.17
Total from Investment Operations	(.03)	.20	.46	.34	.45	.65
Distributions:
Dividends from
investment income—net	(.24)	(.48)	(.50)	(.49)	(.48)	(.48)
Dividends from net realized
gain on investments	—	—	—	—	(.02)	—
Total Distributions	(.24)	(.48)	(.50)	(.49)	(.50)	(.48)
Net asset value, end of period	12.51	12.78	13.06	13.10	13.25	13.30

Total Return (%) [c]	(.21)[d]	1.53	3.56	2.63	3.46	5.07[d]

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.59[e]	1.67	1.74	1.67	1.59	1.57[e]
Ratio of net expenses
to average net assets	1.41[e]	1.50	1.56	1.51	1.44	1.43[e]
Ratio of net investment income
to average net assets	3.86[e]	3.71	3.82	3.74	3.65	3.63[e]
Portfolio Turnover Rate	30.22[d]	36.63	17.13	11.22	16.98	24.45

Net Assets, end of period
($ x 1,000)	1,582	1,621	2,129	2,025	1,614	1,038

[a]	From January 7, 2003 (commencement of initial offering) to December 31, 2003.
[b]	Based on average shares outstanding at each month end.
[c]	Exclusive of sales charge.
[d]	Not annualized.
[e]	Annualized.
See notes to financial statements.

Six Months Ended
June 30, 2008			Year Ended December 31,

Class C Shares	(Unaudited)	2007	2006	2005	2004	2003 [a]

Per Share Data ($):
Net asset value,
beginning of period	12.78	13.06	13.11	13.25	13.31	13.13
Investment Operations:
Investment income—net [b]	.23	.45	.46	.46	.45	.44
Net realized and unrealized
gain (loss) on investments	(.26)	(.29)	(.05)	(.14)	(.04)	.19
Total from Investment Operations	(.03)	.16	.41	.32	.41	.63
Distributions:
Dividends from
investment income—net	(.23)	(.44)	(.46)	(.46)	(.45)	(.45)
Dividends from net realized
gain on investments	—	—	—	—	(.02)	—
Total Distributions	(.23)	(.44)	(.46)	(.46)	(.47)	(.45)
Net asset value, end of period	12.52	12.78	13.06	13.11	13.25	13.31

Total Return (%) [c]	(.26)[d]	1.28	3.22	2.45	3.13	4.88[d]

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.78[e]	1.87	1.96	1.89	1.81	1.80[e]
Ratio of net expenses
to average net assets	1.66[e]	1.75	1.81	1.76	1.69	1.67[e]
Ratio of net investment income
to average net assets	3.61[e]	3.44	3.57	3.51	3.41	3.34[e]
Portfolio Turnover Rate	30.22[d]	36.63	17.13	11.22	16.98	24.45

Net Assets, end of period
($ x 1,000)	4,046	3,749	2,768	2,732	1,736	1,188

[a]	From January 7, 2003 (commencement of initial offering) to December 31, 2003.
[b]	Based on average shares outstanding at each month end.
[c]	Exclusive of sales charge.
[d]	Not annualized.
[e]	Annualized.
See notes to financial statements.

The Fund 29

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	June 30, 2008	Year Ended
Class Z Shares	(Unaudited)	December 31, 2007 [a]

Per Share Data ($):
Net asset value, beginning of period	12.79	12.84
Investment Operations:
Investment income—net [b]	.28	.31
Net realized and unrealized
gain (loss) on investments	(.26)	(.05)
Total from Investment Operations	.02	.26
Distributions:
Dividends from investment income—net	(.28)	(.31)
Net asset value, end of period	12.53	12.79

Total Return (%) [c]	.14	2.03

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets [d]	.87	.91
Ratio of net expenses to average net assets [d,e]	.87	.91
Ratio of net investment income to average net assets [d]	4.41	4.26
Portfolio Turnover Rate	30.22[c]	36.63

Net Assets, end of period ($ x 1,000)	155,904	163,869

[a]	From June 7, 2007 (commencement of initial offering) to December 31, 2007.
[b]	Based on average shares outstanding at each month end.
[c]	Not annualized.
[d]	Annualized.
[e]	Expense waivers and/or reimbursements amounted to less than .01%.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Premier New Jersey Municipal Bond Fund, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment com-pany.The fund’s investment objective is to provide investors with as high a level of current income exempt from federal and New Jersey personal income taxes, as is consistent with the preservation of capital. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

As of the close of business on June 7, 2007, pursuant to an Agreement and Plan of Reorganization previously approved by the fund’s Board of Directors, all of the assets, subject to liabilities, of Dreyfus New Jersey Intermediate Municipal Bond Fund were transferred to the fund in exchange for shares of Common Stock of the fund of equal value. Shareholders of Dreyfus New Jersey Intermediate Municipal Bond Fund received Class Z shares of the fund, in an amount equal to the aggregate net asset value of their investment in Dreyfus New Jersey Intermediate Municipal Bond Fund at the time of the exchange.The fund’s net asset value on the close of business on June 7, 2007 was $12.84 per share for Class Z shares, and a total of 13,226,443 Class Z shares representing net assets of $169,816,616 (including $2,970,086 net unrealized appreciation on investments) were issued to shareholders of Dreyfus New Jersey Intermediate Municipal Bond Fund in the exchange. The exchange was a tax-free event to Dreyfus New Jersey Intermediate Municipal Bond Fund shareholders.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue 525 million shares of $.001 par value Common Stock.The fund currently offers four classes of shares: Class A (200 million shares authorized), Class B (150 million shares authorized), Class C (150 million shares authorized) and Class Z (25 million shares authorized). Class A shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales

The Fund 31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years.The fund does not offer Class B shares, except in connection with dividend reinvestment and permitted exchanges of Class B shares. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund’s Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions. Options and financial futures on municipal and U.S. Treasury securities are valued at the last sales price on the securities exchange of which such securi-

ties are primarily traded or at the last sales price on the national securities market on each business day.

The Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements.The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

Various inputs are used in determining the value of the fund’s investments relating to FAS 157.

These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities.

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008 in valuing the fund’s investments carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities ($)	Instruments ($) †

Level 1—Quoted Prices	0	0
Level 2—Other Significant
Observable Inputs	603,831,791	0
Level 3—Significant
Unobservable Inputs	0	0
Total	603,831,791	0

† Other financial instruments include derivative instruments such as futures, forward currency exchange contracts and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund 33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date.

The fund has arrangements with the custodian and cash management banks whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies or municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends from investment income-net on each business day. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gains sufficient to relieve it from substantially all federal income and excise taxes.

During the current year, the fund adopted FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more likely-than-not threshold would be recorded as a tax expense in the current year. The adoption of FIN 48 had no impact on the operations of the fund for the period ended June 30, 2008.

As of and during the period ended June 30, 2008, the fund did not have any liabilities for any unrecognized tax benefits.The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended December 31, 2007, remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund has an unused capital loss carryover of $1,723,404 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to December 31, 2007. If not applied, $803,681 of the carryover expires in fiscal 2011, $97,441 expires in fiscal 2014 and $822,282 expires in fiscal 2015.

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2007 was as follows: tax exempt income $23,202,874. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $350 million redemption credit facility (the “Facility”) to be utilized for tem-

The Fund 35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

porary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowing.

The average daily amount of borrowings outstanding under the Facility during the period ended June 30, 2008 was approximately $8,900, with a related weighted average annualized interest rate of 3.18% .

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a Management Agreement (“Agreement”) with the Manager, the management fee is computed at the annual rate of .60% of the value of the fund’s average daily net assets and is payable monthly.The Manager has undertaken, until shareholders are given at least 90 days’ notice to the contrary, if the aggregate expenses of the fund, exclusive of taxes, brokerage commissions, interest expense, commitment fees, extraordinary expenses, shareholder services fees and Rule 12b-1 distribution plan fees, but including the management fee, exceed .60% of the value of the fund’s average daily net assets, the fund may deduct from the payments to be made to the Manager under the Agreement, or the Manager will bear such excess expense.The reduction in management fee, pursuant to the undertaking, amounted to $214,923 during the period ended June 30, 2008.

During the period ended June 30, 2008, the Distributor retained $2,629 from commissions earned on sales of the fund’s Class A shares and $1,156 from CDSCs on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B and Class C shares pay the Distributor for distributing their shares at an annual rate of .50% of the value of the average daily net assets of Class B shares and .75% of the value of the average daily net assets of Class C shares. During the period ended June 30, 2008, Class B and Class C shares were charged $3,962 and $14,451 respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A, Class B and Class C shares pay the Distributor at an annual rate of .25% of the value of the average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended June 30, 2008, Class A, Class B and Class C shares were charged $545,924, $1,981 and $4,817, respectively, pursuant to the Shareholder Services Plan.

Under the Shareholder Services Plan, Class Z shares reimburse the Distributor an amount not to exceed an annual rate of .25% of the value of Class Z shares’ average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class Z shares and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended June 30, 2008, Class Z shares were charged $77,736 pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended June 30, 2008, the fund was charged $92,527 pursuant to the transfer agency agreement.

The fund compensates The Bank of New York, a subsidiary of BNY Mellon and a Dreyfus affiliate, under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended June 30, 2008, the fund was charged $7,090 pursuant to the cash management agreement.

The Fund 37

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund compensates The Bank of New York under a custody agreement for providing custodial services for the fund. During the period ended June 30, 2008, the fund was charged $27,162 pursuant to the custody agreement.

During the period ended June 30, 2008, the fund was charged $2,820 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $295,258, Rule 12b-1 distribution plan fees $3,141, shareholder services plan fees $90,709, custodian fees $22,286, chief compliance officer fees $2,820 and transfer agency per account fees $32,508, which are offset against an expense reimbursement currently in effect in the amount of $34,840.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended June 30, 2008, amounted to $179,567,807 and $188,579,893, respectively.

The fund may participate in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds purchased by the fund are transferred to a trust.The trust subsequently issues two or more variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One or more of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals. A residual interest tax-exempt security is also created by the trust, which is transferred to the fund, and is paid interest based on the remaining cash flow of the trust, after payment of interest on the other securities and various expenses of the trust.

The fund accounts for the transfer of bonds to the trust as secured borrowings, with the securities transferred remaining in the fund’s investments, and the related floating rate certificate securities reflected as fund liabilities under the caption, “Payable for floating rate notes issued” in the Statement of Assets and Liabilities.

At June 30, 2008, accumulated net unrealized appreciation on investments was $10,429,629, consisting of $18,907,933 gross unrealized appreciation and $8,478,304 gross unrealized depreciation.

At June 30, 2008, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

In March 2008, the FASB released Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements.The application of FAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements and the accompanying notes has not yet been determined.

NOTE 5—Subsequent Event:

Effective July 1, 2008, BNY Mellon has reorganized and consolidated a number of its banking and trust company subsidiaries. As a result of the reorganization, any services previously provided to the fund by Mellon Bank, N.A. or Mellon Trust of New England, N.A. are now provided by The Bank of New York, which has changed its name to The Bank of New York Mellon.

The Fund 39

NOTES

For More Information

Dreyfus Premier New Jersey Municipal Bond Fund, Inc.
200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
One Wall Street
New York, NY 10286

Transfer Agent & Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols: Class A: DRNJX Class B: DBNJX Class C: DCNJX Class Z: DZNJX

Telephone Call your financial representative or 1-800-554-4611

Mail The Dreyfus Premier Family of Funds
144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the 12-month period ended June 30, 2008, is available on the SEC's website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

© 2008 MBSC Securities Corporation

0750SA0608

Item 2.	Code of Ethics.
Not applicable.
Item 3.	Audit Committee Financial Expert.
Not applicable.
Item 4.	Principal Accountant Fees and Services.
Not applicable.
Item 5.	Audit Committee of Listed Registrants.
Not applicable.
Item 6.	Investments.
(a)	Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable.
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable. [CLOSED END FUNDS ONLY]
Item 10.	Submission of Matters to a Vote of Security Holders.

The Registrant has a Nominating Committee (the "Committee"), which is responsible for selecting and nominating persons for election or appointment by the Registrant's Board as Board members. The Committee has adopted a Nominating Committee Charter (the "Charter"). Pursuant to the Charter, the Committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Registrant, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York, New York 10166. A nomination submission must include information regarding the recommended nominee as specified in the Charter. This information includes all information relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including character and integrity, business and professional experience, and whether the person has the ability to apply sound and

2

independent business judgment and would act in the interests of the Registrant and its shareholders. Nomination submissions are required to be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Committee.

Item 11.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

3

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier New Jersey Municipal Bond Fund, Inc.

By:	/s/ J. David Officer
J. David Officer,
President

Date:	August 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer,
President

Date:	August 25, 2008

By:	/s/ James Windels
James Windels,
Treasurer

Date:	August 25, 2008

4

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)

5